Non-current assets held for sale and discontinued operations - Cash flows (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 30, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Profit (loss)		$ (115,374)	$ (249,758)	$ (285,640)	[1]
Adjustments to reconcile net profit (loss) to net cash provided by operating activities:
Income tax expense (benefit)		(4,562)	21,939	(40,528)	[1]
Depreciation and amortization charges, operating allowances and write-downs		97,328	108,189	123,024	[1]
Gain on disposal of discontinued operations			5,399	(85,101)	[1]
Changes in operating assets and liabilities:
Decrease (increase) in inventories		(60,296)	114,585	91,531	[1]
Other, net		29,803	14,473	(45,878)	[1]
Income tax paid		(3,794)	11,831	(3,589)	[1]
Net cash provided by (used in) operating activities		(1,341)	154,268	(31,194)	[1]
Payments due to investments:
Property, plant and equipment		(27,597)	(30,257)	(32,445)	[1]
Net cash provided (used) by investing activities		(23,848)	(31,940)	165,910	[1]
Cash flows from financing activities:
Other inflows (outflows) of cash, classified as financing activities			(2,863)	(8,526)	[1]
Net cash provided (used) by financing activities		10,452	(113,333)	(224,005)	[1]
Total net cash flows for the year		(14,737)	8,995	(89,289)	[1]
Beginning balance of cash and cash equivalents		102,714
Ending balance of cash and cash equivalents		$ 114,391	102,714
Spanish Hydroelectric Business, Disposal Group And Discontinued Operation
Cash flows from operating activities:
Profit (loss)			(5,399)	84,637
Adjustments to reconcile net profit (loss) to net cash provided by operating activities:
Income tax expense (benefit)				1,015
Depreciation and amortization charges, operating allowances and write-downs				2,830
Net finance expense				6,433
Gain on disposal of discontinued operations	$ (85,102)		5,399	(85,102)
Changes in operating assets and liabilities:
Decrease (increase) in trade and other receivables				(10,341)
Decrease (increase) in inventories				2
Increase (Decrease) in accounts payable				89
Other, net			(24)	69,243
Interest paid				(2,307)
Net cash provided by (used in) operating activities			(24)	66,499
Payments due to investments:
Property, plant and equipment				(126)
Net cash provided (used) by investing activities				(126)
Cash flows from financing activities:
Other inflows (outflows) of cash, classified as financing activities				(66,457)
Net cash provided (used) by financing activities				(66,457)
Total net cash flows for the year			(24)	(84)
Beginning balance of cash and cash equivalents			$ 24	108
Ending balance of cash and cash equivalents				$ 24

[1]	While in periods prior to 2020 Ferroglobe presented interest paid as cash flows from operating activities, in 2020 management deemded interest paid as among activities that alter the borrowing structure of the Company and therefore are most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements.